                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

           Report for the Calendar Year or Quarter End: June 30, 2005

                          Pamet Capital Management, LLC

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Name of Institutional Investment Manager

222 Berkeley Street, 22nd Floor                   Boston      MA         02116
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Business Address                      (Street)    (City)    (State)      (Zip)

13F File Number: 028-10112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Jason Price                Chief Financial Officer            617-646-6100
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(Name)                       (Title)                            (Phone)

Signature, Place and Date of Signing:

Jason Price
222 Berkeley Street, 22nd Floor, Boston, MA 02116
8/15/2005

Report Type:

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:                        1
List of Other Included Managers:           Abrams Capital, LLC

Form 13F Information Table Entry Total:                  23
Form 13F Information Table Value Total:          1,018,024,000

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 6/30/05

ITEM 1                             ITEM 2       ITEM 3   ITEM 4        ITEM 5     ITEM 6   ITEM 7            ITEM 8
                                                          VALUE    SHARES/  PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  CALL DSCRETN MANAGERS*    SOLE     SHARED  NONE
                                                                                   SOLE

Allegheny Energy Inc                     COM  017361106    8,234    326,500        SOLE               326,500
Allegheny Energy Inc                     COM  017361106  132,218  5,242,600        SOLE         1   5,242,600
Altria Goup Inc                          COM  02209S103   10,126    156,600 CALL   SOLE               156,600
Altria Goup Inc                          COM  02209S103  156,050  2,413,400 CALL   SOLE         1   2,413,400
Echostar Communications New             CL A  278762109    7,890    261,600        SOLE               261,600
Echostar Communications New             CL A  278762109  117,265  3,888,100        SOLE         1   3,888,100
Erie Indty Co                           CL A  29530P102    3,477     64,100        SOLE                64,100
Erie Indty Co                           CL A  29530P102   55,416  1,021,492        SOLE         1   1,021,492
Global Signal Inc                        COM  37944Q103   17,121    457,862        SOLE               457,862
Global Signal Inc                        COM  37944Q103  265,692  7,118,841        SOLE         1   7,118,841
Hospira Inc                              COM  441060100    2,106     54,000        SOLE                54,000
Hospira Inc                              COM  441060100   31,512    808,000        SOLE         1     808,000
Juno Ltg Inc                         COM NEW  482047206    1,482     34,400        SOLE                34,400
Juno Ltg Inc                         COM NEW  482047206   21,118    490,311        SOLE         1     490,311
Morgan Stanley                       COM NEW  617446448    2,046     39,000        SOLE                39,000
Morgan Stanley                       COM NEW  617446448   31,393    598,300        SOLE         1     598,300
Newcastle Invt Corp                      COM  65105M108      684     22,700        SOLE                22,700
Newcastle Invt Corp                      COM  65105M108   11,376    377,300        SOLE         1     377,300
Performance Food Group Co                COM  713755106    2,831     93,700        SOLE         1      93,700
SLM Corp                                 COM  78442P106    4,140     81,500        SOLE                81,500
SLM Corp                                 COM  78442P106   61,722  1,215,000        SOLE         1   1,215,000
USA Mobility Inc                         COM  90341G103    4,200    143,043        SOLE               143,043
USA Mobility Inc                         COM  90341G103   69,925  2,381,633        SOLE         1   2,381,633

* Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.